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
DIRECTORS                                    OFFICERS
Barton M. Biggs                              Stefanie V. Chang
CHAIRMAN OF THE BOARD                        VICE PRESIDENT
Chairman and Director, Morgan Stanley Asset  Harold J. Schaaff,
Management Inc. and Morgan Stanley Asset     Jr.
Management Limited; Managing Director,       VICE PRESIDENT
Morgan Stanley & Co. Incorporated            Joseph P. Stadler
Michael F. Klein                             VICE PRESIDENT
DIRECTOR AND PRESIDENT                       Valerie Y. Lewis
Principal, Morgan Stanley Asset Management   SECRETARY
Inc. and Morgan Stanley & Co. Incorporated   Karl O. Hartmann
John D. Barrett II                           ASSISTANT SECRETARY
Chairman and Director,                       Joanna M. Haigney
Barrett Associates, Inc.                     TREASURER
Gerard E. Jones                              Rene J. Feuerman
Partner, Richards & O'Neil LLP               ASSISTANT TREASURER
Andrew McNally IV
River Road Partners
Samuel T. Reeves
Chairman of the Board and Chief
Executive Officer,
Pinacle L.L.C.
Fergus Reid
Chairman and Chief Executive Officer,
LumeLite Plastics Corporation
Frederick O. Robertshaw
Of Counsel, Copple, Chamberlin &
Boehm, P.C.

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INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
---------------------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas
New York, New York 10020
---------------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
---------------------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
---------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

---------------------------------------------------------
For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                       INTERNATIONAL SMALL CAP PORTFOLIO
                              FIRST QUARTER REPORT
                                 MARCH 31, 1998

LETTER TO SHAREHOLDERS
-------

The International Small Cap Portfolio seeks long-term capital appreciation by investing primarily in the equity securities of non-U.S. issuers. The Portfolio applies a disciplined bottom-up value approach to identify and invest in small capitalization companies which are both attractive businesses and available at cheap prices. A market capitalization cut-off of U.S. $1 billion is used as our definition of "small."

For the three months ended March 31, 1998, the Portfolio had a total return of 14.22% compared to a total return of 18.33% for the Morgan Stanley Capital International (MSCI) EAFE Index (the "Index"). For the one

PERFORMANCE COMPARED TO THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX(1)
----------------------------------------------------

                                     TOTAL RETURNS(2)
               ------------------------------------------------------------
                              ONE       AVERAGE ANNUAL     AVERAGE ANNUAL
                  YTD        YEAR         FIVE YEARS       SINCE INCEPTION
               ---------  -----------  -----------------  -----------------
PORTFOLIO....      14.22%       9.62%          12.13%             15.06%
INDEX........      18.33       -8.34            2.06               5.03

1. The MSCI EAFE Index is an unmanaged index of common stocks and includes Europe, Australasia and the Far East (includes dividends net of withholding taxes).

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------

THE COUNTRY SPECIFIC PERFORMANCE RESULTS PROVIDED ARE AS MEASURED BY THE MSCI EAFE SMALL CAP INDEX AND ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

year ended March 31, 1998, the Portfolio had a total return of 9.62% compared to -8.34% for the Index. For the five-year period ended March 31, 1998, the average annual total return for the Portfolio was 12.13% compared to 2.06% for the Index. From inception on December 15, 1992 through March 31, 1998, the average annual total return of the Portfolio for the period was 15.06% compared to 5.03% for the Index.

For the first quarter of 1998 the Portfolio benefited from being underweight in the non-Japan Asian markets (Hong Kong, Singapore, Malaysia) and enjoyed strong stock selection in Hong Kong, France, Sweden and the U.K. Its underweighting of the Japanese market and of the very strong Italian market, however, coupled with poor relative stock performance in the Australian, German, Swiss, Finnish and Danish markets, hurt the Portfolio's overall return. While we were delighted to see smaller companies gaining more attention and outperforming the primarily large cap EAFE Index, this reflected primarily the strong returns from small caps in the Japanese market in January and the Southeast Asian market in February. Also, European small caps, where the Portfolio is heavily overweight, only started to outperform large caps in March and then more modestly.

Turnover for the quarter was moderate at 8%, with the Portfolio's positions in Country Road in Australia and Sediver in France sold following successful bids. Van Ommeren in the Netherlands and Northern Leisure in the U.K. were both sold following strong outperformance and reflected fair value.

A new position was established in Metsa Tissue, the leading supplier of consumer tissue paper in the Nordic region and Poland. Growth will come from further development of the Polish market combined with expansion of its Away From Home business in France, Germany and the United Kingdom. The shares were purchased on a 1997 price/earnings multiple of 12.9 times, price/cash multiple of 7.4 times and price/free cash flows of 12.9 times which does not fully reflect the cash flow generating capability of this company.

Looking forward, we do not anticipate any major changes in the Portfolio's geographic exposure, although the Japanese and South East Asian weightings may rise modestly following recent company visits.

In South East Asia we believe there is some value to be found, although we remain extremely cautious. While reality appears to have set-in in Hong Kong, there are no signs yet of such realism in Malaysia be it over corporate debt levels, non-performing loans or gross oversupply in every segment of the property sector. The February rally largely benefited those companies most heavily sold off in preceding months--namely property and financial companies. We believe these companies have yet to see the worst of the Asian crisis.

In Japan, small cap valuations remain fairly compelling despite their strong bounce in January. Although none of our concerns over the parlous state of the economy and lack of political will to seek change have diminished, there are companies available at such depressed prices that all the bad news appears to be more than discounted.

Attractive valuations are still available in small cap Europe, especially the U.K. While sterling strength is clearly hurting the export sector, many small caps have been unfairly sold off on this basis and can be purchased on extremely depressed multiples. We continue to be concerned, however, over the roll-on impact of the Asian crisis on many export-driven capital goods companies, and we have continued to top slice profits on a number of the Portfolio's positions.

Small caps finally appear to be enjoying some renewed attention although their outperformance in the first quarter is modest when compared with the lag of previous quarters, especially in Europe. Valuations remain attractive, and corporate activity is likely to continue to intervene.

Margaret Naylor
PORTFOLIO MANAGER

April 1998

INVESTMENTS (UNAUDITED)
----------
MARCH 31, 1998

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
COMMON STOCKS (91.3%)
  AUSTRALIA (6.8%)
        612,000    Auspine Ltd.                         $  1,174
      1,089,543    Australian Hospital Care Ltd.           1,348
      1,057,866    Bains Harding Ltd.                        168
        361,560    BRL Hardy Ltd.                          1,229
      1,476,631    Eltin Ltd.                              1,338
      5,417,800    E.R.G. Ltd.                             4,515
      1,041,000    Morgan & Banks Ltd.                     2,016
      7,298,696    Parbury Ltd.                            2,052
        537,000    Ramsay Health Care Ltd.                   835
      1,272,340    Skilled Engineering Ltd.                1,549
      1,990,900    Solution 6 Holdings Ltd.                1,133
        338,525    W.D. & H.O. Wills Holdings Ltd.           477
                                                        ---------
                                                          17,834
                                                        ---------
  DENMARK (1.3%)
         68,600    SYD-Sonderjylland Holdings              3,405
                                                        ---------
  FINLAND (6.8%)
         70,100    KCI Konecranes International            3,223
         46,375    Kone Oyj, Class B                       6,280
        209,900    Metsa Tissue Oyj                        2,319
        150,000    Rautaruukki Oyj                         1,248
        200,200    Tamro Oyj                               1,241
        181,240    The Rauma Group                         3,359
                                                        ---------
                                                          17,670
                                                        ---------
  FRANCE (6.2%)
         30,579    Dauphin O.T.A.                          2,740
         75,523    De Dietrich et Compagnie                4,755
         48,578    Europeene d'Extincteurs                 4,219
        102,500    Legris Industries                       4,468
                                                        ---------
                                                          16,182
                                                        ---------
  GERMANY (4.3%)
         75,850    Gerresheimer Glas AG                    1,005
         92,595    Marseille-Kliniken AG                   1,202
         81,170    Moebel Walther AG                       2,436
         10,570    Philipp Holzmann AG                     2,458
         17,080    Plettac AG                              2,689
          7,962    Sinn AG                                 1,356
                                                        ---------
                                                          11,146
                                                        ---------
  HONG KONG (2.0%)
      1,685,000    Li & Fung Ltd.                          2,675
      6,734,000    Vitasoy International Holdings
                    Ltd.                                   2,433
                                                        ---------
                                                           5,108
                                                        ---------
  IRELAND (3.2%)
        157,530    Clondalkin Group plc                    1,606

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
        931,914    Green Property plc                   $  6,651
                                                        ---------
                                                           8,257
                                                        ---------
  ITALY (1.4%)
        459,000    Sogefi S.p.A.                           2,036
         19,000    Vincenzo Zucchi S.p.A.                    195
        207,050    Vincenzo Zucchi S.p.A. (NCS)            1,352
                                                        ---------
                                                           3,583
                                                        ---------
  JAPAN (11.5%)
         18,700    Asatsu, Inc.                              328
        231,000    Foster Electric Co., Ltd.               1,117
        538,000    Hankyu Realty                           2,764
        155,000    Hanshin Department Stores                 500
        852,000    Japan Oil Transportation Co., Ltd.      2,236
        361,000    Kansei Corp.                            1,868
        321,000    Kirin Beverage Corp.                    6,138
         49,300    Maezawa Kasei Industries                  592
         56,000    Mirai Industry Co., Ltd.                  706
        335,000    Nifco, Inc.                             2,412
        676,000    Nissan Fire & Insurance Co.             2,585
         41,000    Nissei Industries                         329
         81,000    Rock Field Co., Ltd.                    1,014
         31,000    Sotoh Co., Ltd.                           212
        484,100    Toc Co.                                 4,066
        239,000    Toyoda Gosei Co.                          749
        308,000    Ushio, Inc.                             2,379
                                                        ---------
                                                          29,995
                                                        ---------
  NETHERLANDS (8.0%)
         65,000    Ahrend Groep N.V.                       2,301
         92,805    Apothekers Cooperatie OPG               2,871
         29,281    Atag Holding N.V.                       1,805
         68,000    Benckiser N.V., Class B                 3,754
         93,000    GTI Holding N.V.                        3,234
        238,000    Hollandsche Beton Groep N.V.            4,646
         61,600    Nutreco Holding N.V.                    2,039
          4,122    Samas Groep N.V.                          242
                                                        ---------
                                                          20,892
                                                        ---------
  NEW ZEALAND (1.0%)
        876,736    Fisher & Paykel Industries Ltd.         2,641
                                                        ---------
  NORWAY (1.4%)
         73,850    Adelsten ASA, Class B                     765
        137,100    Kverneland ASA                          2,841
        228,020    Oceanor                                    --
                                                        ---------
                                                           3,606
                                                        ---------

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
  SINGAPORE (1.0%)
        824,000    GP Batteries International Ltd.      $  2,705
                                                        ---------
  SPAIN (2.6%)
         63,089    Bodegas y Bebidas                       2,895
         74,878    Miquel y Costas & Miquel                3,898
                                                        ---------
                                                           6,793
                                                        ---------
  SWEDEN (2.3%)
         88,200    Marieberg Tidnings AB                   2,681
         23,650    Nobel Biocare AB                          263
         99,880    Scandic Hotels AB                       3,136
                                                        ---------
                                                           6,080
                                                        ---------
  SWITZERLAND (8.2%)
          1,469    Bobst AG (Bearer)                       2,805
          3,014    Bucher Holdings AG (Bearer)             3,105
          9,112    Edipresse (Bearer)                      3,211
          2,750    LEM Holdings AG                           584
          7,540    PubliGroupe                             1,682
          2,183    SIG-Schweizerische Industrie-
                    Gesellschaft Holdings AG
                    (Registered)                           3,409
         13,934    Valora Holding AG                       3,502
          5,995    Zehnder Holding AG, Class B             3,088
                                                        ---------
                                                          21,386
                                                        ---------
  UNITED KINGDOM (23.3%)
      2,289,527    Anglo Irish Bank Corp. plc
                    (British Pound Shares)                 5,295
      1,330,900    Bluebird Toys plc                       2,442
        282,170    Capital Radio plc                       3,358
        299,700    Corporate Services Group plc            1,218
        689,300    Devro plc                               5,857
      2,540,850    Donelon Tyson plc                          --
      2,044,098    GEI International plc                   3,460
      1,982,300    Industrial Control Services Group
                    plc (Sub Notes)                        1,395
        442,389    International Business
                    Communications (Holdings) plc          2,992
      1,608,965    John Mowlem & Co. plc                   3,317
     33,795,100    Kendell plc                                --
        213,535    Le Riches Stores plc                    1,925
        543,600    Litho Supplies plc                      2,045
        206,335    Mallett plc                               375
      2,575,600    Matthews (Bernard) plc                  3,885
        553,600    Oriflame International                  4,008
      2,659,393    Pentos plc                                 --
        449,200    Quadramatic plc                         1,250
        238,000    Ricardo Group plc                         814
        525,800    SGB Group plc                           1,895
        732,600    SIG plc                                 2,480
                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
        373,500    Scholl plc                           $  2,072
      1,287,000    The 600 Group plc                       2,772
        718,850    UniChem plc                             5,301
        469,400    Waterman Partnership Holdings plc         433
        310,000    Westminster Health Care Holdings
                    plc                                    2,112
                                                        ---------
                                                          60,701
                                                        ---------
TOTAL COMMON STOCKS (Cost $215,855)                      237,984
                                                        ---------
PREFERRED STOCKS (4.4%)
  GERMANY (4.4%)
          8,155    Dyckerhoff AG                           2,263
         27,111    Hornbach Holding AG                     2,096
          7,902    STO AG-Vorzug                           2,906
         15,065    Villeroy & Boch AG                      2,159
         14,700    Wuerttembergische
                    Metallwarenfabrik AG                   2,067
                                                        ---------
TOTAL PREFERRED STOCKS (Cost $12,297)                     11,491
                                                        ---------

     FACE
    AMOUNT
     (000)
---------------
CONVERTIBLE DEBENTURE (0.2%)
  ITALY (0.2%)
    ITL 518,000    Mediobanca S.p.A. 5.50%, 1/01/00,
                    (Cost $328)                              472
                                                        ---------
TOTAL FOREIGN SECURITIES (95.9%) (Cost $228,480)         249,947
                                                        ---------
SHORT-TERM INVESTMENT (1.5%)
  REPURCHASE AGREEMENT (1.5%)
    $     3,935    Chase Securities, Inc. 5.60%,
                    dated 3/31/98, due 4/01/98, to be
                    repurchased at $3,936,
                    collateralized by U.S. Treasury
                    Notes, 5.875%, due 9/30/02,
                    valued at $4,022 (Cost $3,935)         3,935
                                                        ---------
FOREIGN CURRENCY (2.3%)
      AUD   634    Australian Dollar                         419
      GBP   207    British Pound                             346
     FIM    247    Finnish Markka                             44
     FRF    140    French Franc                               23
      DEM   690    German Mark                               373
     IEP    159    Irish Punt                                216
    ITL   3,561    Italian Lira                                2
    JPY 519,349    Japanese Yen                            3,895
     ESP  3,571    Spanish Peseta                             23
     SEK  2,518    Swedish Krona                             315
      CHF   720    Swiss Franc                               472
                                                        ---------
TOTAL FOREIGN CURRENCY (Cost $6,333)                       6,128
                                                        ---------

                                                          VALUE
                                                          (000)
                                                        ---------
TOTAL INVESTMENTS (99.7%) (Cost $238,748)               $260,010
                                                        ---------
OTHER ASSETS AND LIABILITIES (0.3%)
  Other Assets                                            12,355
  Liabilities                                            (11,683)
                                                        ---------
                                                             672
                                                        ---------
NET ASSETS (100%)                                       $260,682
                                                        ---------
                                                        ---------
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
 Applicable to 14,620,551 outstanding $0.001 par
 value shares (authorized 1,000,000,000 shares)         $  17.83
                                                        ---------
                                                        ---------

------------------------------
NCS -- Non Convertible Shares